UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor t

Western Asset

Mortgage Backed

Securities

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Mortgage Backed Securities Fund

Fund objective

The Fund seeks high current return.

Fund name change

Prior to August 1, 2012, the Fund was known as Legg Mason Western Asset Mortgage Backed Securities Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Backed Securities Fund for the six-month reporting period ended June 30, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special Shareholder Notice

Effective May 1, 2012, the portfolio managers responsible for day-to-day management, development of investment strategy, oversight and coordination of the Fund are Stephen A. Walsh, Stephen P. Fulton and Paul Jablansky. Mr. Walsh has been a portfolio manager for the Fund since 2006. Mr. Fulton has been a portfolio manager for the Fund since 2011. Mr. Jablansky has been a portfolio manager for the Fund since May 2012. These portfolio managers work together with the broader Western Asset Management Company (“Western Asset”) investment management team on portfolio structure, duration weighting and term structure decisions.

Messrs. Walsh and Fulton have been employed by Western Asset in the capacity of portfolio managers for more than five years. Mr. Jablansky has been employed with Western Asset as the Head of Structured Products since 2011. For the period from 2010 through 2011, Mr. Jablansky was the Managing Director at RBS Securities. For the period from 2009 through 2010, Mr. Jablansky was the Chief Investment Officer of 400 Capital Management LLC. For the period from 2003 through 2008, Mr. Jablansky was the Head of Structured Portfolios Group and Global Head of Principal Finance for Banc of America Securities.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Western Asset Mortgage Backed Securities Fund	III

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 1, 2012

IV	Western Asset Mortgage Backed Securities Fund

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

Western Asset Mortgage Backed Securities Fund	V

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first half of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

VI	Western Asset Mortgage Backed Securities Fund

Investment commentary (cont’d)

Performance review

For the six months ended June 30, 2012, Class A shares of Western Asset Mortgage Backed Securities Fund, excluding sales charges, returned 3.16%. The Fund’s unmanaged benchmark, Barclays U.S. Mortgage-Backed Securities Indexvii, returned 1.66% for the same period. The Lipper U.S. Mortgage Funds Category Average1 returned 2.37% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
(excluding sales charges)	6 months
Western Asset Mortgage Backed Securities Fund:
Class 1[2]	3.19%
Class A	3.16%
Class B3	2.76%
Class C♦	2.81%
Class I	3.21%
Barclays U.S. Mortgage-Backed Securities Index	1.66%
Lipper U.S. Mortgage Funds Category Average[1]	2.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2012 for Class 1, Class A, Class B, Class C♦ and Class I shares were 3.14%, 2.77%, 2.17%, 2.23% and 3.14%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class 1 shares would have been 3.08%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus, the gross total annual operating expense ratios for Class 1, Class A, Class B, Class C♦ and Class I shares were 0.74%, 0.97%, 1.67%, 1.62% and 0.70%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 0.70% for Class I shares. In addition, total annual operating expenses for

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 113 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date are permitted to continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[3]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

♦

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Class C1 (formerly Class C) shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund's distributor prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Mortgage Backed Securities Fund	VII

Class 1 shares are not expected to exceed those for Class A shares minus 0.25%. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President

and Chief Executive Officer

July 27, 2012

RISKS: Fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities. The U.S. government guarantee of principal and interest payments only applies to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustable rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	1

Fund at a glance†

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	3.19%	$1,000.00	$1,031.90	0.77%	$3.89	Class 1	5.00%	$1,000.00	$1,021.03	0.77%	$3.87
Class A	3.16	1,000.00	1,031.60	1.02	5.15	Class A	5.00	1,000.00	1,019.79	1.02	5.12
Class B	2.76	1,000.00	1,027.60	1.81	9.12	Class B	5.00	1,000.00	1,015.86	1.81	9.07
Class C♦	2.81	1,000.00	1,028.10	1.71	8.62	Class C♦	5.00	1,000.00	1,016.36	1.71	8.57
Class I	3.21	1,000.00	1,032.10	0.73	3.69	Class I	5.00	1,000.00	1,021.23	0.73	3.67

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C♦ shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

B U.S. MBSI	— Barclays U.S. Mortgage-Backed Securities Index
IG Credit	— Investment Grade Credit
WA Mortgage Backed	— Western Asset Mortgage Backed Securities Fund
MBS	— Mortgage-Backed Securities

4	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

B U.S. MBSI	— Barclays U.S. Mortgage-Backed Securities Index
IG Credit	— Investment Grade Credit
WA Mortgage Backed	— Western Asset Mortgage Backed Securities Fund
MBS	— Mortgage-Backed Securities

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2012

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 62.9%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.515%	2/25/36	$896,832	$513,473	(a)
American Home Mortgage Assets, 2006-3 3A12	0.435%	10/25/46	1,749,579	873,247	(a)
American Home Mortgage Assets, 2006-6 A1A	0.435%	12/25/46	1,413,618	646,732	(a)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.925%	9/25/34	356,858	318,664	(a)
Bear Stearns ARM Trust, 2005-12 11A1	2.788%	2/25/36	199,845	119,774	(a)
CBA Commercial Small Balance Commercial Mortgage, 2006-1A A	0.495%	6/25/38	1,038,344	563,264	(a)(b)
Countrywide Alternative Loan Trust, 2004-6CB A	0.535%	5/25/34	970,951	833,328	(a)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.505%	7/25/35	448,477	264,161	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.457%	7/20/35	109,099	61,182	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.474%	7/20/35	1,201,765	705,579	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.575%	10/25/35	486,584	246,308	(a)
Countrywide Alternative Loan Trust, 2005-59 1A1	0.574%	11/20/35	124,451	72,044	(a)
Countrywide Alternative Loan Trust, 2005-59 1A2A	0.624%	11/20/35	124,451	20,336	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.515%	1/25/36	74,116	50,169	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.545%	1/25/36	633,423	364,401	(a)
Countrywide Alternative Loan Trust, 2006-0A2 X1P	2.681%	5/20/46	16,349,262	1,177,892	(a)
Countrywide Alternative Loan Trust, 2006-0A9 2A1B	0.444%	7/20/46	475,244	177,357	(a)
Countrywide Home Loans, 2003-HYB1 1A1	2.965%	5/19/33	119,617	110,064	(a)
Countrywide Home Loans, 2004-R1 1AF	0.645%	11/25/34	540,982	450,828	(a)(b)
Countrywide Home Loans, 2004-R2 1AF1	0.665%	11/25/34	268,678	213,221	(a)(b)
Countrywide Home Loans, 2005-R3 AF	0.645%	9/25/35	1,476,601	1,237,082	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.665%	7/25/36	884,976	759,327	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-R1 1AF1	0.605%	3/25/35	139,464	109,806	(a)(b)
CS First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	495,068	515,587
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.248%	6/26/35	2,020,000	1,958,307	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	138,813
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.908%	5/15/29	370,456	59,258	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3136 PS, IO	6.408%	4/15/36	6,642,131	978,898	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.898%	1/15/37	370,705	56,033	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3346 SB, IO	6.308%	9/15/33	36,394,646	5,704,843	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	302,191	29,564
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	6,788,478	7,851,907
Federal Home Loan Mortgage Corp. (FHLMC), 3843 SY, IO	6.408%	10/15/39	22,596,681	3,233,519	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3886 SA, IO	6.258%	7/15/41	10,785,848	1,601,220	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE	5.000%	7/15/41	5,000,000	5,886,309

See Notes to Financial Statements.

6	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 3990 GS, IO, PAC	6.358%	3/15/41	$24,653,677	$5,399,814	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4032 CI, IO	3.500%	6/15/26	7,588,519	980,009
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	2,084,991	256,623
Federal Home Loan Mortgage Corp. (FHLMC), 4057 SA, IO	5.807%	4/15/39	23,800,000	5,072,375	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4063 S, IO	5.710%	6/15/42	8,333,334	1,900,545	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 DS, IO	5.750%	6/15/42	19,900,000	5,052,734	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4068 TS, IO	5.750%	6/15/42	19,800,000	5,027,344	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), PAC IO, 2638 DI	5.000%	5/15/23	290,485	23,810
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	4,029,773	4,740,232
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.405%	4/25/20	5,478,445	379,766	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.836%	6/25/20	4,034,043	390,013	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K009 X1, IO	1.678%	8/25/20	21,914,238	1,864,365	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.403%	6/25/46	32,352,170	2,746,900	(a)
Federal National Mortgage Association (FNMA), 2003-22, IO	6.000%	4/25/33	655,744	113,830
Federal National Mortgage Association (FNMA), 2004-100 FA	0.445%	1/25/35	2,243,824	2,239,837	(a)
Federal National Mortgage Association (FNMA), 2007-50 DS, IO	5.855%	6/25/37	12,268,798	1,868,847	(a)
Federal National Mortgage Association (FNMA), 2009-59 LB	5.902%	8/25/39	4,365,062	4,742,971	(a)
Federal National Mortgage Association (FNMA), 2009-6 KZ	5.000%	2/25/49	3,557,616	4,000,831
Federal National Mortgage Association (FNMA), 2009-74 TX	5.000%	9/25/39	5,000,000	5,724,352
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	2,677,835	3,121,589

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	7

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2010-118 YB, IO	6.255%	10/25/40	$963,219	$140,688	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.285%	1/25/41	5,879,972	965,110	(a)
Federal National Mortgage Association (FNMA), 2010-150 SN, IO	6.285%	1/25/41	5,879,972	965,110	(a)
Federal National Mortgage Association (FNMA), 2010-2 AI, IO	5.500%	2/25/40	3,933,397	583,031
Federal National Mortgage Association (FNMA), 2010-38 SA, IO	6.155%	4/25/40	3,270,743	472,568	(a)
Federal National Mortgage Association (FNMA), 2010-59 PC	5.000%	6/25/40	19,140,000	22,346,507
Federal National Mortgage Association (FNMA), 2010-62 PS, IO	6.345%	11/25/39	9,690,513	1,158,014	(a)
Federal National Mortgage Association (FNMA), 2010-84 SK, IO	6.315%	8/25/40	15,053,132	2,608,307	(a)
Federal National Mortgage Association (FNMA), 2011-144 PT	10.629%	1/25/38	5,169,682	6,134,317	(a)
Federal National Mortgage Association (FNMA), 2011-146 SE, IO	6.155%	1/25/42	12,665,603	3,008,901	(a)
Federal National Mortgage Association (FNMA), 2011-15 AB	9.750%	8/25/19	1,843,959	2,127,317
Federal National Mortgage Association (FNMA), 2011-59 NZ	5.500%	7/25/41	316,922	388,342
Federal National Mortgage Association (FNMA), 2011-62 LS, IO	6.355%	1/25/32	17,508,612	3,319,806	(a)
Federal National Mortgage Association (FNMA), 2011-63 SW, IO	6.435%	7/25/41	377,983	58,939	(a)
Federal National Mortgage Association (FNMA), 2011-87 SH, IO	6.305%	3/25/41	20,961,672	3,738,799	(a)
Federal National Mortgage Association (FNMA), 2011-87 SJ, IO	5.705%	9/25/41	43,514,862	6,772,823	(a)
Federal National Mortgage Association (FNMA), 2011-99 KI, IO	4.500%	12/25/25	3,793,207	589,654
Federal National Mortgage Association (FNMA), 2012-14 JS, IO	6.405%	12/25/30	27,976,066	4,923,466	(a)
Federal National Mortgage Association (FNMA), 2012-14 SL, IO	6.305%	12/25/40	18,995,647	4,422,878	(a)
Federal National Mortgage Association (FNMA), 2012-25 AI, IO	3.500%	3/25/27	1,262,293	174,528
Federal National Mortgage Association (FNMA), 2012-25 B	6.500%	3/25/42	18,100,000	21,518,694

See Notes to Financial Statements.

8	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-28 B	6.500%	6/25/39	$5,000,000	$5,631,964
Federal National Mortgage Association (FNMA), 2012-3 DS, IO	5.705%	2/25/42	29,411,452	5,432,686	(a)
Federal National Mortgage Association (FNMA), 2012-30 QS, IO	6.355%	4/25/31	4,772,535	844,410	(a)
Federal National Mortgage Association (FNMA), 2012-35 MB	5.500%	4/25/42	16,600,000	18,867,704
Federal National Mortgage Association (FNMA), 2012-35 SQ, IO	6.355%	4/25/42	7,574,706	1,415,360	(a)
Federal National Mortgage Association (FNMA), 2012-42 S, IO	5.855%	6/25/39	1,026,846	139,354	(a)
Federal National Mortgage Association (FNMA), 2012-43 AI, IO	3.500%	4/25/27	25,852,965	3,810,394
Federal National Mortgage Association (FNMA), 2012-51 B	7.000%	5/25/42	3,200,000	3,830,412
Federal National Mortgage Association (FNMA), 2012-63 DS, IO	6.305%	3/25/39	25,333,806	5,973,154	(a)
Federal National Mortgage Association (FNMA), 2012-66 DI, IO	3.500%	6/25/27	5,666,201	793,617
Federal National Mortgage Association (FNMA), 2012-66 IA, IO	3.000%	6/25/27	2,187,890	274,402
Federal National Mortgage Association (FNMA), 2012-67 GS, IO	5.710%	7/25/42	31,285,714	7,234,821	(a)
Federal National Mortgage Association (FNMA), 2012-67 KS, IO	5.710%	7/25/42	14,100,000	3,225,375	(a)
Federal National Mortgage Association (FNMA), 2012-75 DS, IO	5.700%	7/25/42	35,136,705	9,135,543	(a)
Federal National Mortgage Association (FNMA), 2012-75 LS, IO	6.300%	7/25/42	14,669,190	3,042,390	(a)
Federal National Mortgage Association (FNMA), 2012-76 AC	6.500%	7/25/42	1,960,000	2,291,016
Federal National Mortgage Association (FNMA), 364 13, IO	6.000%	9/1/35	645,034	114,292
Federal National Mortgage Association (FNMA), 383 18, IO	5.500%	1/1/38	1,277,900	169,653
Federal National Mortgage Association (FNMA), 383 20, IO	5.500%	7/1/37	894,860	112,133
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	146,509	21,925
Federal National Mortgage Association (FNMA), 407 42, IO	6.000%	1/25/38	445,225	72,627

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	9

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	$4,416,147	$572,397
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/1/35	11,691,536	1,589,380
Government National Mortgage Association (GNMA), 2002-57 FK	0.743%	8/16/32	1,701,963	1,715,307	(a)
Government National Mortgage Association (GNMA), 2003-94 SD, IO	6.317%	7/16/33	96,042	19,056	(a)
Government National Mortgage Association (GNMA), 2004-59 FP	0.543%	8/16/34	2,746,838	2,765,065	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO	5.957%	10/16/34	2,947,838	571,921	(a)
Government National Mortgage Association (GNMA), 2006-25 SI, IO	6.456%	5/20/36	3,262,777	528,000	(a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO	6.006%	4/20/37	14,699,398	3,030,607	(a)
Government National Mortgage Association (GNMA), 2007-26 SL, IO	6.557%	5/16/37	4,102,006	879,739	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO	6.356%	7/20/37	4,396,814	714,569	(a)
Government National Mortgage Association (GNMA), 2009-047 KS, IO	5.807%	6/16/39	16,545,081	2,304,539	(a)
Government National Mortgage Association (GNMA), 2009-104 KS, IO	6.257%	8/16/39	12,830,844	1,436,120	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.390%	11/20/59	2,439,100	2,509,471	(a)
Government National Mortgage Association (GNMA), 2010-003 SC, IO	6.306%	1/20/35	14,057,313	1,462,767	(a)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.857%	11/16/34	7,551,129	1,608,055	(a)
Government National Mortgage Association (GNMA), 2010-013, IO	1.110%	11/16/51	72,099,092	3,618,005	(a)
Government National Mortgage Association (GNMA), 2010-014 SH, IO	5.757%	2/16/40	319,162	62,803	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO	6.256%	3/20/39	371,949	54,017	(a)
Government National Mortgage Association (GNMA), 2010-031 SD, IO	6.306%	5/20/33	6,018,777	1,429,288	(a)
Government National Mortgage Association (GNMA), 2010-031 SL, IO	5.857%	11/16/34	3,506,536	757,631	(a)
Government National Mortgage Association (GNMA), 2010-041 HI, IO	5.000%	6/20/36	8,275,156	690,045

See Notes to Financial Statements.

10	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.236%	4/20/40	$68,985	$11,480	(a)
Government National Mortgage Association (GNMA), 2010-050 QS, IO	6.306%	12/20/38	1,097,148	164,588	(a)
Government National Mortgage Association (GNMA), 2010-057 QS, IO	6.256%	5/20/40	2,496,812	422,184	(a)
Government National Mortgage Association (GNMA), 2010-059 LB	4.500%	10/20/39	3,700,000	4,226,474
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.757%	5/16/40	2,805,426	546,245	(a)
Government National Mortgage Association (GNMA), 2010-060 S, IO	6.256%	5/20/40	2,325,996	390,905	(a)
Government National Mortgage Association (GNMA), 2010-076 SH, IO	6.256%	5/20/40	849,830	140,701	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO	6.406%	1/20/40	193,342	29,770	(a)
Government National Mortgage Association (GNMA), 2010-099 NI, IO	4.500%	9/20/37	1,400,000	251,253
Government National Mortgage Association (GNMA), 2010-101 S, IO, PAC	5.756%	8/20/40	35,194,785	6,359,916	(a)
Government National Mortgage Association (GNMA), 2010-102, IO	1.707%	6/16/52	11,271,259	858,295	(a)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC	4.500%	12/20/37	2,006,069	251,700
Government National Mortgage Association (GNMA), 2010-109 MI, IO	4.500%	10/20/37	3,801,155	442,466
Government National Mortgage Association (GNMA), 2010-118, IO	1.838%	4/16/53	24,441,074	2,075,597	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	25,520,208	4,223,888
Government National Mortgage Association (GNMA), 2010-168 MI, IO	4.500%	7/20/37	6,005,867	550,204
Government National Mortgage Association (GNMA), 2010-26 QS, IO	6.006%	2/20/40	19,478,526	3,567,210	(a)
Government National Mortgage Association (GNMA), 2010-31 SA, IO	5.506%	3/20/40	44,273,461	7,918,317	(a)
Government National Mortgage Association (GNMA), 2010-37 SG, IO	5.456%	3/20/40	19,782,926	3,157,036	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA	0.919%	2/20/60	6,345,489	6,392,404	(a)
Government National Mortgage Association (GNMA), 2011-032 S, IO	5.757%	3/16/41	76,036	10,395	(a)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	11

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	$2,450,222	$230,200
Government National Mortgage Association (GNMA), 2011-040 MI, IO	4.500%	1/16/38	5,290,193	577,158
Government National Mortgage Association (GNMA), 2011-040 SA, IO	5.887%	2/16/36	19,412,861	2,510,062	(a)
Government National Mortgage Association (GNMA), 2011-070 BS, IO	6.457%	12/16/36	249,984	36,632	(a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,800,000	3,326,502
Government National Mortgage Association (GNMA), 2011-128 TS, IO	5.807%	5/16/41	25,885,317	5,698,313	(a)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	1,600,000	1,820,432
Government National Mortgage Association (GNMA), 2011-2 NS, IO, PAC	5.837%	3/16/39	1,738,621	280,405	(a)
Government National Mortgage Association (GNMA), 2011-73 PS, IO, PAC	6.426%	1/20/39	16,792,861	2,275,725	(a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO	6.406%	2/20/41	11,284,284	1,803,832	(a)
Government National Mortgage Association (GNMA), 2012-21 QS, IO, PAC	6.406%	2/20/42	13,061,077	2,763,712	(a)
Government National Mortgage Association (GNMA), 2012-38 MI, IO, PAC	4.000%	3/20/42	35,970,618	7,575,135
Government National Mortgage Association (GNMA), 2012-47 CI, IO, PAC	4.000%	3/20/42	35,762,321	6,846,493
Government National Mortgage Association (GNMA), 2012-51 GI, IO, PAC	3.500%	7/20/40	3,982,743	778,965
Greenpoint Mortgage Funding Trust, 2006-AR4 A1A	0.342%	9/25/46	3	3	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.587%	6/25/34	2,576,154	2,348,086	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.595%	1/25/35	2,101,106	1,648,519	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.595%	9/25/35	269,626	212,339	(a)(b)
Harborview Mortgage Loan Trust, 2006-07 2A1A	0.443%	9/19/46	700,498	402,639	(a)
IMPAC CMB Trust, 2004-07 1A1	0.985%	11/25/34	832,599	740,526	(a)
IMPAC CMB Trust, 2004-10 3A1	0.945%	3/25/35	796,428	677,454	(a)
IMPAC CMB Trust, 2007-A A	0.495%	5/25/37	277,727	239,117	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.045%	11/25/34	128,645	123,134	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.565%	3/25/36	560,313	278,022	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.445%	5/25/36	70,866	30,885	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.671%	3/25/35	318,957	228,738	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	4.890%	10/25/35	1,023,294	787,510	(a)

See Notes to Financial Statements.

12	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Luminent Mortgage Trust, 2006-4 A1A	0.435%	5/25/46	$314,786	$166,104	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.332%	12/25/34	23,117	19,035	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.455%	4/25/46	263,909	144,395	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.445%	5/25/47	330,186	176,735	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	5.258%	5/25/36	1,109,252	1,029,675	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.893%	8/25/34	350,672	293,410	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.315%	6/25/36	68,263	25,895	(a)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.435%	9/25/46	518,797	336,911	(a)
Prime Mortgage Trust, 2006-CL1 A1	0.745%	2/25/35	615,074	482,630	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	2,526,684	2,277,601	(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.965%	5/25/35	72,821	66,034	(a)
Structured ARM Loan Trust, 2004-10 3A2	2.756%	8/25/34	2,574,382	2,380,350	(a)
Structured ARM Loan Trust, 2004-17 A1	1.374%	11/25/34	161,699	142,486	(a)
Structured ARM Loan Trust, 2005-02 A2	0.495%	2/25/35	400,949	281,770	(a)
Structured ARM Loan Trust, 2005-05 A3	0.475%	5/25/35	155,199	145,954	(a)
Structured ARM Loan Trust, 2005-11 3A	2.708%	5/25/35	2,755,976	2,026,757	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.425%	7/25/46	337,698	185,918	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.780%	9/25/33	1,287,498	1,182,294	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.595%	3/25/35	406,409	322,754	(a)(b)
Structured Asset Securities Corp., 2005-RF2 A	0.595%	4/25/35	1,553,122	1,223,522	(a)(b)
Structured Asset Securities Corp., 2005-RF3 1A	0.595%	6/25/35	590,656	457,966	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.145%	3/25/44	62,089	56,378	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.154%	9/25/37	97,333	92,403	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.147%	9/25/37	94,537	95,086	(a)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.493%	3/16/30	2,410,215	1,170,012	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.565%	8/25/45	1,765,114	1,451,449	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.535%	10/25/45	140,679	113,373	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.525%	11/25/45	271,835	197,757	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.515%	12/25/45	986,811	785,027	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.535%	12/25/45	111,757	88,581	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.138%	7/25/46	411,682	271,040	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.908%	6/25/47	674,143	442,805	(a)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	13

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.453%	6/25/33	$226,073	$228,499	(a)
Total Collateralized Mortgage Obligations (Cost — $382,012,049)				385,311,269
Asset-Backed Securities — 1.9%
ACE Securities Corp., 2004-OP1 M1	1.025%	4/25/34	1,346,813	1,114,468	(a)
ACE Securities Corp., 2005-SD3 A	0.645%	8/25/45	117,985	113,093	(a)
ACE Securities Corp., 2006-GP1 A	0.375%	2/25/31	81,878	67,685	(a)
ACE Securities Corp., 2006-SD1 A1B	0.595%	2/25/36	424,609	386,285	(a)
ACE Securities Corp., 2006-SL2 A	0.585%	1/25/36	1,175,741	162,226	(a)
Ameriquest Mortgage Securities Inc., 2004-R7 A6	0.615%	8/25/34	94,016	93,059	(a)
Argent Securities Inc., 2004-W6 AF	3.623%	5/25/34	1,139,390	1,018,371
Bayview Financial Acquisition Trust, 2006-B 2A4	0.515%	4/28/36	665,513	582,431	(a)
Compucredit Acquired Portfolio Voltage Master Trust, 2006-1A A1	0.412%	9/17/18	700,686	675,380	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	73,568	63,719	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.575%	7/25/36	1,185,095	519,740	(a)(b)
Countrywide Home Equity Loan Trust, 2004-I A	0.532%	2/15/34	700,546	471,832	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.382%	7/15/36	174,668	109,134	(a)
Countrywide Home Equity Loan Trust, 2007-GW A	0.792%	8/15/37	206,762	178,165	(a)
EMC Mortgage Loan Trust, 2006-A A1	0.695%	12/25/42	1,562,086	1,174,288	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.455%	11/25/36	430,664	271,094	(a)
GSAMP Trust, 2003-SEA A1	0.645%	2/25/33	183,664	135,505	(a)
GSAMP Trust, 2006-S4 A1	0.335%	5/25/36	122,469	12,051	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.375%	6/25/36	389,324	70,567	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.070%	9/25/31	967,953	633,091	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.395%	3/25/36	594,070	127,938	(a)
New Century Home Equity Loan Trust, 2003-B M2	2.720%	11/25/33	14,424	10,324	(a)
Novastar Home Equity Loan, 2003-2 A2	0.925%	9/25/33	776,154	701,963	(a)
RAAC Series, 2006-RP2 A	0.495%	2/25/37	94,698	81,923	(a)(b)
RAAC Series, 2006-RP3 A	0.515%	5/25/36	1,433,897	971,809	(a)(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.745%	12/25/33	686,153	585,388	(a)
Residential Funding Securities LLC, 2003-RP2 A1	0.695%	6/25/33	137,862	129,802	(a)(b)
SACO I Trust, 2006-4 A1	0.585%	3/25/36	421,590	205,143	(a)
SACO I Trust, 2006-6 A	0.505%	6/25/36	626,503	322,982	(a)
SACO I Trust, 2006-7 A1	0.505%	7/25/36	127,157	45,122	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.925%	1/25/33	364,614	315,032	(a)
Structured Asset Securities Corp., 2006-ARS1 A1	0.355%	2/25/36	778,181	66,460	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.675%	3/25/37	330,408	296,116	(a)(b)
Total Asset-Backed Securities (Cost — $18,025,228)				11,712,186

See Notes to Financial Statements.

14	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 3.4%
Financials — 3.4%
Bank of America Corp., Senior Notes	5.000%	5/13/21	$3,000,000	$3,100,644
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	1,800,000	1,848,150	(b)
Citigroup Inc., Senior Notes	5.375%	8/9/20	5,000,000	5,411,900
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,000,000	5,088,195
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	5,000,000	5,286,935
Total Corporate Bonds & Notes (Cost — $19,637,166)				20,735,824
Mortgage-Backed Securities — 33.2%
FHLMC — 5.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	8,087	9,029
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	386,817	441,546
Federal Home Loan Mortgage Corp. (FHLMC)	2.480%	2/1/32	453	482	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.374%	4/1/32	3,583	3,761	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.498%	5/1/32	1,879	1,910	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.378%	7/1/32	4,287	4,451	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33-11/1/41	2,937,436	3,216,298
Federal Home Loan Mortgage Corp. (FHLMC)	2.598%	4/1/34	5,578	5,954	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.486%	12/1/36	443	475	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.154%	2/1/37	25	26	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.320%	2/1/37	3,774	3,953	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.929%	4/1/37	7,347	7,885	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.182%	5/1/37	7,171	7,553	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.870%	5/1/37	11,715	12,532	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.975%	5/1/37	26,988	28,983	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.536%	12/1/37	7,452	8,013	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	8/1/38	7,193,399	7,841,968
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/40	7,933,823	8,489,234
Federal Home Loan Mortgage Corp. (FHLMC)	2.820%	4/1/42	10,987	11,525	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	11/1/15-7/1/32	922,556	1,077,794
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16-4/1/37	1,857,186	2,069,058
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17-1/1/32	873,333	958,120
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	3,459	3,522
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/21-11/1/35	2,671,883	2,916,188
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	9/1/33	3,151,219	3,410,091
Total FHLMC				30,530,351

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	15

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — 15.6%
Federal National Mortgage Association (FNMA)	12.500%	9/20/15-1/1/16	$2,172	$2,189
Federal National Mortgage Association (FNMA)	12.000%	1/1/16-1/15/16	8,949	9,843
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/36	337,708	367,033
Federal National Mortgage Association (FNMA)	6.500%	7/1/16-6/1/32	72,319	81,405
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	1,004,442	1,087,704
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	246,261	295,938
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	67	69
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	4,156	4,909
Federal National Mortgage Association (FNMA)	7.000%	1/1/25-9/1/34	14,762,172	17,150,575
Federal National Mortgage Association (FNMA)	6.000%	2/1/29-2/1/37	7,078,077	7,940,392
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	681,057	805,613
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-6/1/41	8,569,839	9,295,160
Federal National Mortgage Association (FNMA)	4.000%	10/1/41-12/1/41	29,397,399	31,355,590
Federal National Mortgage Association (FNMA)	5.000%	7/12/42	25,000,000	27,058,600	(d)
Total FNMA				95,455,020
GNMA — 12.6%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	116,024	130,496
Government National Mortgage Association (GNMA)	7.000%	2/15/28-3/15/36	9,916,299	11,871,341
Government National Mortgage Association (GNMA)	7.500%	4/15/29-10/15/31	328,801	364,973
Government National Mortgage Association (GNMA)	6.500%	10/15/31-10/20/37	3,695,152	4,259,794
Government National Mortgage Association (GNMA)	6.000%	11/15/32-9/20/38	7,412,007	8,343,707
Government National Mortgage Association (GNMA)	5.000%	9/15/33-5/20/41	35,777,449	39,648,419

See Notes to Financial Statements.

16	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	4.500%	2/15/40-3/15/40	$6,268,349	$6,915,903
Government National Mortgage Association (GNMA)	2.067%	6/20/60	5,497,184	5,840,758	(a)
Government National Mortgage Association (GNMA) II	1.299%	8/20/58	133,714	135,252	(a)
Total GNMA				77,510,643
Total Mortgage-Backed Securities (Cost — $195,720,383)				203,496,014
Total Investments — 101.4% (Cost — $615,394,826#)				621,255,293
Liabilities in Excess of Other Assets — (1.4)%				(8,669,665)
Total Net Assets — 100.0%				$612,585,628

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
IO	— Interest Only
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $615,394,826)	$621,255,293
Cash	12,131,749
Receivable for securities sold	43,105,370
Interest receivable	4,129,828
Receivable for Fund shares sold	1,383,889
Deposits with brokers for open futures contracts	507,503
Swaps, at value (premiums paid — $0)	44,904
Principal paydown receivable	11,099
Receivable from broker — variation margin on open futures contracts	4,976
Prepaid expenses	44,126
Other assets	341,162
Total Assets	682,959,899

Liabilities:
Payable for securities purchased	67,942,488
Payable for Fund shares repurchased	932,430
Swaps, at value (premiums paid — $136,879)	527,214
Investment management fee payable	273,293
Service and/or distribution fees payable	143,128
Distributions payable	54,629
Trustees’ fees payable	6,469
Accrued expenses	494,620
Total Liabilities	70,374,271
Total Net Assets	$612,585,628

Net Assets:
Par value (Note 7)	$573
Paid-in capital in excess of par value	602,601,992
Overdistributed net investment income	(1,084,826)
Accumulated net realized gain on investments, futures contracts and swap contracts	6,577,860
Net unrealized appreciation on investments, futures contracts and swap contracts	4,490,029
Total Net Assets	$612,585,628

See Notes to Financial Statements.

18	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class 1	4,365,927
Class A	44,962,257
Class B	2,544,932
Class C♦	4,542,263
Class I	931,068

Net Asset Value:
Class 1 (and redemption price)	$10.69
Class A (and redemption price)	$10.68
Class B*	$10.69
Class C♦*	$10.69
Class I (and redemption price)	$10.72
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.15

*	Redemption price per share is NAV of Class B and C♦ shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	19

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$10,506,217

Expenses:
Investment management fee (Note 2)	1,689,986
Service and/or distribution fees (Notes 2 and 5)	891,080
Transfer agent fees (Note 5)	604,807
Legal fees	40,694
Registration fees	36,649
Fund accounting fees	30,448
Shareholder reports	25,646
Audit and tax	22,924
Insurance	6,796
Trustees’ fees	5,680
Custody fees	598
Miscellaneous expenses	3,394
Total Expenses	3,358,702
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(7,315)
Net Expenses	3,351,387
Net Investment Income	7,154,830

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	6,840,413
Futures contracts	(981,627)
Swap contracts	1,343,801
Net Realized Gain	7,202,587
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	6,023,224
Futures contracts	(536,305)
Swap contracts	(1,014,221)
Change in Net Unrealized Appreciation (Depreciation)	4,472,698
Net Gain on Investments, Futures Contracts and Swap Contracts	11,675,285
Increase in Net Assets from Operations	$18,830,115

See Notes to Financial Statements.

20	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$7,154,830	$12,541,155
Net realized gain	7,202,587	13,625,033
Change in net unrealized appreciation (depreciation)	4,472,698	10,175,796
Increase in Net Assets From Operations	18,830,115	36,341,984

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(9,315,322)	(14,638,515)
Net realized gains	(959,651)	(9,043,066)
Decrease in Net Assets From Distributions to Shareholders	(10,274,973)	(23,681,581)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	45,308,026	156,197,265
Reinvestment of distributions	9,920,659	22,923,628
Cost of shares repurchased	(74,658,833)	(172,822,995)
Increase (Decrease) in Net Assets From Fund Share Transactions	(19,430,148)	6,297,898
Increase (Decrease) in Net Assets	(10,875,006)	18,958,301

Net Assets:
Beginning of period	623,460,634	604,502,333
End of period*	$612,585,628	$623,460,634
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(1,084,826)	$1,075,666

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	21

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.55	$10.32	$9.77	$9.28	$9.59	$9.67

Income (loss) from operations:
Net investment income	0.14	0.25	0.28	0.36	0.44	0.48
Net realized and unrealized gain (loss)	0.20	0.43	0.65	0.49	(0.31)	(0.07)
Total income from operations	0.34	0.68	0.93	0.85	0.13	0.41

Less distributions from:
Net investment income	(0.18)	(0.29)	(0.33)	(0.36)	(0.44)	(0.49)
Net realized gains	(0.02)	(0.16)	(0.05)	—	—	—
Total distributions	(0.20)	(0.45)	(0.38)	(0.36)	(0.44)	(0.49)

Net asset value, end of period	$10.69	$10.55	$10.32	$9.77	$9.28	$9.59
Total return[3]	3.19%	6.60%	9.68%	9.26%	1.39%	4.32%

Net assets, end of period (millions)	$47	$48	$52	$53	$57	$66

Ratios to average net assets:
Gross expenses	0.80%[4]	0.79%	0.81%	0.79%	0.76%	0.86%
Net expenses[5,6]	0.77 [4,7]	0.77 [7]	0.76 [7]	0.67 [7,8]	0.56 [8]	0.62 [8]
Net investment income	2.65 [4]	2.38	2.76	3.75	4.60	5.01

Portfolio turnover rate[9]	66%	124%	265%	35%	23%	88%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.73% for Class 1 shares until May 1, 2009. In addition to the contractual expense limitation, management has agreed to voluntarily waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses for Class 1 shares to 0.25% lower than Class A shares’ total annual operating expenses effective July 27, 2007 through September 17, 2009.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 171% for the six months ended June 30, 2012 and 628%, 1,064%, 298%, 276% and 499% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements.

22	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.53	$10.31	$9.77	$9.27	$9.58	$9.66

Income (loss) from operations:
Net investment income	0.13	0.23	0.26	0.33	0.41	0.46
Net realized and unrealized gain (loss)	0.20	0.41	0.64	0.50	(0.30)	(0.08)
Proceeds from settlement of a regulatory matter	—	—	0.01	—	—	—
Total income from operations	0.33	0.64	0.91	0.83	0.11	0.38

Less distributions from:
Net investment income	(0.16)	(0.26)	(0.32)	(0.33)	(0.42)	(0.46)
Net realized gains	(0.02)	(0.16)	(0.05)	—	—	—
Total distributions	(0.18)	(0.42)	(0.37)	(0.33)	(0.42)	(0.46)

Net asset value, end of period	$10.68	$10.53	$10.31	$9.77	$9.27	$9.58
Total return[3]	3.16%	6.24%	9.42%[4]	9.11%	1.14%	4.11%

Net assets, end of period (millions)	$480	$480	$433	$427	$430	$421

Ratios to average net assets:
Gross expenses	1.02%[5]	1.02%	1.01%	0.98%	0.97%	1.00%
Net expenses[6]	1.02 [5]	1.02	1.01	0.92 [7,8]	0.81 [7,8]	0.82 [7,8]
Net investment income	2.40 [5]	2.14	2.51	3.50	4.35	4.81

Portfolio turnover rate[9]	66%	124%	265%	35%	23%	88%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 9.31%. Class A received $512,812 related to this distribution.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.81% for Class A shares until May 1, 2009. On December 5, 2008, the contractual expense limitation was reduced from 0.81% to 0.80%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 171% for the six months ended June 30, 2012 and 628%, 1,064%, 298%, 276% and 499% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	23

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.54	$10.31	$9.77	$9.28	$9.59	$9.67

Income (loss) from operations:
Net investment income	0.09	0.15	0.19	0.28	0.36	0.41
Net realized and unrealized gain (loss)	0.20	0.43	0.65	0.48	(0.30)	(0.08)
Proceeds from settlement of a regulatory matter	—	—	0.02	—	—	—
Total income from operations	0.29	0.58	0.86	0.76	0.06	0.33

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.27)	(0.27)	(0.37)	(0.41)
Net realized gains	(0.02)	(0.16)	(0.05)	—	—	—
Total distributions	(0.14)	(0.35)	(0.32)	(0.27)	(0.37)	(0.41)

Net asset value, end of period	$10.69	$10.54	$10.31	$9.77	$9.28	$9.59
Total return[3]	2.76%	5.59%	8.83%[4]	8.33%	0.60%	3.54%

Net assets, end of period (millions)	$27	$32	$47	$62	$72	$81

Ratios to average net assets:
Gross expenses	1.81%[5]	1.72%	1.69%	1.62%	1.58%	1.66%
Net expenses[6]	1.81 [5]	1.72	1.69	1.53 [7,8]	1.35 [7,8]	1.37 [7,8]
Net investment income	1.60 [5]	1.41	1.83	2.90	3.81	4.22

Portfolio turnover rate[9]	66%	124%	265%	35%	23%	88%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.62%. Class B received $138,332 related to this distribution.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.35% for Class B shares until May 1, 2009.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 171% for the six months ended June 30, 2012 and 628%, 1,064%, 298%, 276% and 499% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements.

24	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C♦ Shares[1]	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.54	$10.31	$9.77	$9.28	$9.59	$9.67

Income (loss) from operations:
Net investment income	0.09	0.16	0.19	0.27	0.35	0.40
Net realized and unrealized gain (loss)	0.21	0.42	0.64	0.49	(0.31)	(0.07)
Proceeds from settlement of a regulatory matter	—	—	0.02	—	—	—
Total income from operations	0.30	0.58	0.85	0.76	0.04	0.33

Less distributions from:
Net investment income	(0.13)	(0.19)	(0.26)	(0.27)	(0.35)	(0.41)
Net realized gains	(0.02)	(0.16)	(0.05)	—	—	—
Total distributions	(0.15)	(0.35)	(0.31)	(0.27)	(0.35)	(0.41)

Net asset value, end of period	$10.69	$10.54	$10.31	$9.77	$9.28	$9.59
Total return[3]	2.81%	5.65%	8.78%[4]	8.26%	0.47%	3.54%

Net assets, end of period (millions)	$49	$56	$68	$69	$74	$73

Ratios to average net assets:
Gross expenses	1.71%[5]	1.67%	1.63%	1.67%	1.83%	1.59%
Net expenses[6]	1.71 [5]	1.67	1.63	1.60 [7,8]	1.47 [7,8]	1.38 [7,8]
Net investment income	1.70 [5]	1.48	1.88	2.82	3.70	4.25

Portfolio turnover rate[9]	66%	124%	265%	35%	23%	88%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.57%. Class C♦ received $107,022 related to this distribution.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.38% for Class C shares until May 1, 2008 and 1.52% for the period from May 1, 2008 until May 1, 2009.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 171% for the six months ended June 30, 2012 and 628%, 1,064%, 298%, 276% and 499% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	25

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2012[2]	2011	2010	2009	2008	2007

Net asset value, beginning of period	$10.58	$10.35	$9.80	$9.30	$9.60	$9.68

Income (loss) from operations:
Net investment income	0.14	0.26	0.27	0.35	0.45	0.49
Net realized and unrealized gain (loss)	0.20	0.42	0.66	0.50	(0.30)	(0.07)
Total income from operations	0.34	0.68	0.93	0.85	0.15	0.42

Less distributions from:
Net investment income	(0.18)	(0.29)	(0.33)	(0.35)	(0.45)	(0.50)
Net realized gains	(0.02)	(0.16)	(0.05)	—	—	—
Total distributions	(0.20)	(0.45)	(0.38)	(0.35)	(0.45)	(0.50)

Net asset value, end of period	$10.72	$10.58	$10.35	$9.80	$9.30	$9.60
Total return[3]	3.21%	6.61%	9.57%	9.35%	1.58%	4.46%

Net assets, end of period (millions)	$10	$7	$5	$3	$2	$10

Ratios to average net assets:
Gross expenses	0.73%[4]	0.75%	0.86%	0.75%	0.59%	0.58%
Net expenses[5]	0.73 [4,6]	0.75 [6]	0.84 [6,7]	0.71 [6,7,8]	0.48 [7,8]	0.48 [7,8]
Net investment income	2.72 [4]	2.41	2.65	3.68	4.68	5.11

Portfolio turnover rate[9]	66%	124%	265%	35%	23%	88%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.48% for Class I shares until May 1, 2009.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 171% for the six months ended June 30, 2012 and 628%, 1,064%, 298%, 276% and 499% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

See Notes to Financial Statements.

26	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (formerly known as Legg Mason Western Asset Mortgage Backed Securities Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	27

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Collateralized mortgage obligations	—	$385,311,269	—	$385,311,269
Asset-backed securities	—	11,712,186	—	11,712,186
Corporate bonds & notes	—	20,735,824	—	20,735,824
Mortgage-backed securities	—	203,496,014	—	203,496,014
Total investments	—	$621,255,293	—	$621,255,293
Other financial instruments:
Futures contracts	$264,104	—	—	$264,104
Total return swaps	—	$44,904	—	44,904
Total other financial instruments	$264,104	$44,904	—	$309,008
Total	$264,104	$621,300,197	—	$621,564,301

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$1,015,353	—	—	$1,015,353
Interest rate swaps	—	$523,553	—	523,553
Total return swaps‡	—	3,661	—	3,661
Total	$1,015,353	$527,214	—	$1,542,567

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Collateralized Mortgage Obligations
Balance as of December 31, 2011	$7,271,392
Accrued premiums/discounts	—
Realized gain (loss)[1]	(182,429)
Change in unrealized appreciation (depreciation)[2]	11,868
Purchases	—
Sales	(966,514)
Transfers into Level 3	—
Transfers out of Level 3[3]	(6,134,317)
Balance as of June 30, 2012	—
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2012	—

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	29

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

30	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2012, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2012, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	31

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(e) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be

32	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of June 30, 2012, the Fund held interest rate swaps and total return swaps with credit related contingent features which had a liability position of $527,214. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	33

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

34	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Prior to August 1, 2012 under the investment management agreement, the Fund paid an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2 billion	0.550%
Next $2 billion	0.500
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

Effective August 1, 2012 the Fund pays an investment fee calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the total operating expenses for Class A shares less the 12b-1 differential of 0.25% and the ratio of expenses to average net assets of Class I shares did not exceed 0.85% through July 31, 2012. Effective August 1, 2012, the expense limitation for Class I shares will be 0.70% until December 31, 2013. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $7,315.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	35

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares (to be reclassified as Class C1 shares as of August 1, 2012) have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Class C1 (formerly Class C) shares will not be available for purchase by new of existing investors (except for certain retirement plans authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

For the six months ended June 30, 2012, LMIS and its affiliates received sales charges of approximately $43,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2012, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$28,000	$0	*

*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of June 30, 2012, the Fund had accrued $2,001 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,170,729	$1,058,139,347
Sales	21,045,507	1,046,593,276

36	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,800,864
Gross unrealized depreciation	(17,940,397)
Net unrealized appreciation	$5,860,467

At June 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 30-Year Bonds	265	12/12	$40,316,580	$39,443,594	$(872,986)
U.S. Treasury 5-Year Notes	180	9/12	22,333,382	22,314,375	(19,007)
U.S. Treasury Ultra Long-Term Bonds	91	9/12	14,931,202	15,182,781	251,579
					$(640,414)
Contracts to Sell:
U.S. Treasury 2-Year Notes	300	9/12	$66,068,775	$66,056,250	$12,525
U.S. Treasury 30-Year Bonds	147	9/12	21,628,046	21,751,406	(123,360)
					$(110,835)
Net unrealized loss on open futures contracts					$(751,249)

At June 30, 2012, the Fund held TBA securities with a total cost of $27,062,500.

At June 30, 2012, the Fund held the following swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made By The Fund‡	Payments Received By The Fund‡		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS Warburg LLC	$50,000,000	4/13/17	1.920% semi-annually	3-Month LIBOR		—	$(523,553)

TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund	Periodic Payments Received By The Fund		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group Inc.	$22,893,451	1/12/41	1-Month LIBOR‡	IOS.FN30.400.10	†	$136,879	$(140,540)
Barclays Capital Inc.	50,000,000	9/1/12	1-Month LIBOR‡	LD10 TRUU	†	—	44,904	*
Total	$72,893,451					$136,879	$(95,636)

‡	Percentage shown is an annual percentage rate.

†	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	37

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$264,104	—	$264,104
Swap contracts[3]		$44,904	44,904
Total	$264,104	$44,904	$309,008

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,015,353
Swap contracts[3]	527,214
Total	$1,542,567

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(981,627)	—	$(981,627)
Swap contracts	43,850	$1,299,951	1,343,801
Total	$(937,777)	$1,299,951	$362,174

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(536,305)	—	$(536,305)
Swap contracts	(664,093)	$(350,128)	(1,014,221)
Total	$(1,200,398)	$(350,128)	$(1,550,526)

38	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$59,184,844
Futures contracts (to sell)	156,611,601

Average Notional Balance
Interest rate swap contracts	$21,428,571
Total return swap contracts	130,351,431

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C (to be reclassified as Class C1 shares as of August 1, 2012) shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C (to be reclassified as Class C1 shares as of August 1, 2012) shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$45,315
Class A	$594,659	381,776
Class B	110,330	66,116
Class C♦	186,091	106,357
Class I	—	5,243
Total	$891,080	$604,807

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

For the six months ended June 30, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$7,315
Class A	—
Class B	—
Class C♦	—
Class I	—
Total	$7,315

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	39

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Net Investment Income:
Class 1	$795,146	$1,372,980
Class A	7,390,392	11,329,065
Class B	339,871	672,579
Class C♦	639,415	1,102,110
Class I	150,498	161,781
Total	$9,315,322	$14,638,515

Net Realized Gains
Class 1	$73,131	$715,895
Class A	750,555	6,906,700
Class B	42,887	485,914
Class C♦	77,573	844,176
Class I	15,505	90,381
Total	$959,651	$9,043,066

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

7. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	83	$1,036
Shares issued on reinvestment	81,256	$868,417	197,117	2,088,905
Shares repurchased	(301,075)	(3,218,912)	(618,347)	(6,546,792)
Net decrease	(219,819)	$(2,350,495)	(421,147)	$(4,456,851)

Class A
Shares sold	3,328,295	$35,594,421	12,255,429	$130,229,134
Shares issued on reinvestment	739,506	7,896,097	1,669,611	17,678,918
Shares repurchased	(4,689,514)	(50,057,709)	(10,389,934)	(110,012,133)
Net increase (decrease)	(621,713)	$(6,567,191)	3,535,106	$37,895,919

Class B
Shares sold	42,487	$453,051	419,171	$4,418,524
Shares issued on reinvestment	35,412	378,441	108,061	1,144,421
Shares repurchased	(535,122)	(5,716,138)	(2,063,074)	(21,776,069)
Net decrease	(457,223)	$(4,884,646)	(1,535,842)	$(16,213,124)

40	Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class C♦
Shares sold	456,531	$4,879,121	1,632,680	$17,309,699
Shares issued on reinvestment	64,084	684,866	175,998	1,864,622
Shares repurchased	(1,331,526)	(14,242,468)	(3,056,285)	(32,259,353)
Net decrease	(810,911)	$(8,678,481)	(1,247,607)	$(13,085,032)

Class I
Shares sold	408,973	$4,381,433	402,265	$4,238,872
Shares issued on reinvestment	8,658	92,838	13,808	146,762
Shares repurchased	(132,859)	(1,423,606)	(209,675)	(2,228,648)
Net increase	284,772	$3,050,665	206,398	$2,156,986

♦	Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares.

8. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s

Western Asset Mortgage Backed Securities Fund 2012 Semi-Annual Report	41

dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Western Asset

Mortgage Backed Securities Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Mortgage Backed Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Mortgage Backed Securities Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Mortgage Backed Securities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/12 SR12-1738

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	August 23, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Income Trust

Date:	August 23, 2012